General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expense [Abstract]
General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our Company. General and administrative expenses for the years ended December 31, 2021, December 31, 2022 and December 31, 2023 were as follows:

	December 31,
	2021	2022	2023
Management fees – related parties	$19,221	$17,723	$19,199
Professional fees (legal and accounting)	854	1,023	1,070
Directors fees and expenses	759	802	781
Listing fees and expenses	101	181	128
Miscellaneous	1,563	2,073	2,585
Total	$22,498	$21,802	$23,763